UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number: 028-05690


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      8/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-12230        Alps Advisers, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              84

Form 13F Information Table Value Total:  $      857,659
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
3M Company                     COM            88579y101     1707    17995 SH       SOLE                  17995      0     0
AT&T Inc.                      COM            00206r102      240     7647 SH       SOLE                   7647      0     0
Abbott Laboratories            COM            002824100     2411    45825 SH       SOLE                  45825      0     0
Ace Ltd                        COM            G0070K103     1403    21310 SH       SOLE                  21310      0     0
Alcoa Inc.                     COM            013817101    24988  1575520 SH       SOLE       407000   1089720      0 78800
American Electric Power Co Inc COM            025537101      539    14295 SH       SOLE                  14295      0     0
American Express Co.           COM            025816109    22963   444159 SH       SOLE       109000    319459      0 15700
Analog Devices                 COM            032654105    23485   600036 SH       SOLE       172000    405936      0 22100
Apache                         COM            037411105     1733    14041 SH       SOLE                  14041      0     0
Archer-Daniels-Midland Co.     COM            039483102    18534   614725 SH       SOLE       160000    420825      0 33900
Automatic Data Processing      COM            053015103      541    10275 SH       SOLE                  10275      0     0
BB&T Corporation               COM            054937107    15586   580699 SH       SOLE       140000    408899      0 31800
Bank of America Corp.          COM            060505104    17415  1588931 SH       SOLE       367429   1131102      0 90400
Bank of New York Mellon Corp.  COM            064058100    20708   808275 SH       SOLE       223500    546275      0 38500
CBIZ Inc                       COM            124805102       80    10927 SH       SOLE                  10927      0     0
CSX Corp.                      COM            126408103     2259    86160 SH       SOLE                  86160      0     0
CVS Caremark Corp.             COM            126650100    11170   297220 SH       SOLE       53000     221020      0 23200
Carnival Cruise Lines Inc Cl.  COM            143658300    18832   500453 SH       SOLE       140000    334953      0 25500
Chevron Corp.                  COM            166764100    27592   268297 SH       SOLE       63000     193997      0 11300
China Youth Media Inc          COM            16947Y107        0    20000 SH       SOLE                  20000      0     0
Church & Dwight                COM            171340102     1495    36880 SH       SOLE                  36880      0     0
Cisco Systems Inc              COM            17275R102    22130  1417711 SH       SOLE       340000    996211      0 81500
Coca-Cola Co.                  COM            191216100    14200   211021 SH       SOLE       31000     175921      0  4100
Comcast Corp. - Special Class  COM            20030N200     3408   140655 SH       SOLE                 140655      0     0
Compugen Ltd                   COM            011768504      203    50000 SH       SOLE                  50000      0     0
ConocoPhillips                 COM            20825c104    31227   415309 SH       SOLE       107300    289709      0 18300
Consolidated Edison, Inc.      COM            209115104      519     9745 SH       SOLE                   9745      0     0
Corning Inc.                   COM            219350105    25379  1398293 SH       SOLE       370000    961193      0 67100
Dell Inc                       COM            24702r101    27280  1636480 SH       SOLE       422000   1139080      0 75400
Devon Energy Co.               COM            25179m103    28648   363502 SH       SOLE       89000     257802      0 16700
Dominion Resources             COM            257470104      519    10750 SH       SOLE                  10750      0     0
Duke Energy Corporation        COM            26441c105      525    27861 SH       SOLE                  27861      0     0
Ebay Inc                       COM            278642103    31216   967328 SH       SOLE       248000    689128      0 30200
Expedia Inc.                   COM            30212p105     7612   262590 SH       SOLE       70000     192590      0     0
Exxon Mobil Corporation        COM            30231g102     4603    56560 SH       SOLE                  56560      0     0
General Electric Co.           COM            369604103     1080    57285 SH       SOLE                  57285      0     0
General Mills                  COM            370334104      480    12907 SH       SOLE                  12907      0     0
H.J. Heinz Company             COM            423074103      485     9105 SH       SOLE                   9105      0     0
Harris Corp.                   COM            413875105    22351   496030 SH       SOLE       132000    344130      0 19900
Hewlett-Packard Co.            COM            428236103     1779    48882 SH       SOLE                  48882      0     0
Honeywell International        COM            438516106      227     3810 SH       SOLE                   3810      0     0
Intel Corporation              COM            458140100      565    25479 SH       SOLE                  25479      0     0
International Business Machine COM            459200101     6917    40319 SH       SOLE       3500       35719      0  1100
J. P. Morgan Chase & Co.       COM            46625H100    27504   671810 SH       SOLE       162000    480410      0 29400
Johnson & Johnson              COM            478160104     2057    30922 SH       SOLE                  30922      0     0
Kellogg Company                COM            487836108      381     6880 SH       SOLE                   6880      0     0
Kimberly Clark Inc.            COM            494368103      500     7505 SH       SOLE                   7505      0     0
Kraft Foods Inc - A            COM            50075n104      513    14560 SH       SOLE                  14560      0     0
Merck & Co., Inc.              COM            58933Y105      817    23146 SH       SOLE                  23146      0     0
MetLife Inc.                   COM            59156r108    18124   413135 SH       SOLE       100000    297335      0 15800
MicroIslet, Inc.               COM            59507q106        0    39000 SH       SOLE                  39000      0     0
Microsoft Corporation          COM            594918104    25453   978976 SH       SOLE       206500    722976      0 49500
Monster Worldwide Inc.         COM            611742107    25698  1752907 SH       SOLE       442000   1214907      0 96000
Morgan Stanley                 COM            617446448    18810   817467 SH       SOLE       190000    579567      0 47900
New York Community Bancorp, In COM            649445103      415    27695 SH       SOLE                  27695      0     0
Oracle Corp.                   COM            68389X105     2610    79295 SH       SOLE                  79295      0     0
Pepsico, Inc.                  COM            713448108      351     4985 SH       SOLE                   4985      0     0
Procter & Gamble Co            COM            742718109    17652   277675 SH       SOLE       65000     202675      0 10000
Rockwell Collins Inc.          COM            774341101     2005    32500 SH       SOLE                  32500      0     0
Royal Dutch Shell PLC CL B     COM            780259107      705     9825 SH       SOLE                   9825      0     0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
Southern Co.                   COM            842587107      521    12910 SH       SOLE                  12910      0     0
St. Jude Medical Inc.          COM            790849103    22740   476920 SH       SOLE       135000    319520      0 22400
Staples Inc.                   COM            855030102    18587  1176412 SH       SOLE       285000    811912      0 79500
State Street Corp.             COM            857477103    26219   581487 SH       SOLE       156000    397787      0 27700
Sysco Corp.                    COM            871829107      495    15870 SH       SOLE                  15870      0     0
TE Connectivity Ltd.           COM            H84989104    15734   428017 SH       SOLE       130000    283717      0 14300
Teva Pharma Inds ADR           COM            881624209     8775   181980 SH       SOLE       51000     122180      0  8800
Thermo Fisher Scientific       COM            883556102     2319    36020 SH       SOLE                  36020      0     0
Tidewater Inc.                 COM            886423102    25315   470453 SH       SOLE       124000    322453      0 24000
Time Warner Cable              COM            88732J207     2197    28146 SH       SOLE                  28146      0     0
Time Warner Inc                COM            887317303     1948    53552 SH       SOLE                  53552      0     0
United Parcel Service -Cl B    COM            911312106     2319    31795 SH       SOLE                  31795      0     0
United Tech. Corp.             COM            913017109     2301    26000 SH       SOLE                  26000      0     0
Valero Energy                  COM            91913Y100    18676   730402 SH       SOLE       199300    495502      0 35600
Vodafone Group PLC ADR         COM            92857w209    10799   404155 SH       SOLE       105000    288255      0 10900
Wal-Mart Stores Inc.           COM            931142103      371     6983 SH       SOLE                   6983      0     0
Walgreen Co.                   COM            931422109    26582   626050 SH       SOLE       162000    445050      0 19000
Wells Fargo and Company        COM            949746101    28517  1016280 SH       SOLE       262000    708680      0 45600
Western Union                  COM            959802109    26144  1305245 SH       SOLE       332000    916645      0 56600
Winston Pharmaceuticals        COM            975657107        1    10115 SH       SOLE                  10115      0     0
Wyndham Worldwide Corp         COM            98310w108     1743    51807 SH       SOLE                  51807      0     0
Zimmer Holdings Inc.           COM            98956P102    26726   422878 SH       SOLE       107000    298878      0 17000
E-Kong Group Ltd.                             G2952Q109        1    12500 SH       SOLE                  12500      0     0
Enviornmental Energy Service                  29406q101        0    10000 SH       SOLE                  10000      0     0


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